Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Jul. 30, 2022	Jul. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other NEOs as disclosed in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid,” and certain financial performance measures of the Company. The Compensation Committee did not consider "compensation actually paid" in its determination of PEO or other NEO compensation. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section beginning on page 43.

	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non PEO NEOs(2)	Average Compensation Actually Paid to non PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (millions)(5)	Net Sales (millions)(6)
Year(1)					Total Shareholder Return	Peer Group Total Shareholder Return
2024	$12,260,000	$17,409,744	$4,087,288	$5,205,606	$107	$114	$567	$9,636
2023	$11,699,822	$11,089,637	$3,771,274	$3,573,919	$102	$127	$858	$9,357
2022	$10,277,065	$13,004,241	$3,965,231	$4,788,630	$106	$121	$757	$8,562
2021	$9,903,652	$3,614,369	$3,373,833	$2,075,080	$91	$107	$1,002	$8,476
(1)	Mark Clouse has served as the Principal Executive Officer (“PEO”) for the entirety of fiscal 2024, 2023, 2022 and 2021, and the other NEO’s for the applicable years were as follows:
●	2024: Carrie L. Anderson, Mick J. Beekhuizen, Diane Johnson May and Daniel L. Poland
●	2023: Carrie L. Anderson, Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Daniel L. Poland
●	2022: Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Valerie J. Oswalt
●	2021: Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Valerie J. Oswalt
(2)	The dollar amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Clouse, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs for such years, as identified in footnote 1.
(3)	To calculate “compensation actually paid”, as computed pursuant to the SEC rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Clouse and for the average of the other NEOs is set forth below. The amounts do not reflect the actual amount of compensation earned by, or paid to the executive, during the applicable fiscal year.

Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (a) (b)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (a) (b)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (a)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (a)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
Mark A. Clouse
2024	$12,260,000	$0	$0	$8,427,265	$10,800,954	$3,299,847	$0	$113,480	$637,272	$17,409,744
Other NEOs (Average)
2024	$4,087,288	$0	$0	$2,558,467	$3,139,328	$613,884	$0	$(18,491)	$57,936	$5,205,606
(a)	includes the value of any dividend equivalents accrued on restricted share unit awards in the applicable year(s) prior to the vesting date that are not otherwise reflected in the fair value of such award.
(b)	For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards. See Note 17 to the Consolidated Financial Statements in our 2024 Form 10-K for a discussion of the relevant assumptions used in calculating these amounts.
(4)	Amounts included for each year reflect what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on the last day of fiscal 2020. Peer Group TSR is calculated based upon the Company’s peer group (S&P 500 Packaged Foods Group) as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended July 28, 2024.
(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s financial statements for the applicable year.
(6)	The dollar amounts reported represent the amount of net sales reflected in the Company’s financial statements for the applicable year.

Company Selected Measure Name	net sales
Named Executive Officers, Footnote [Text Block]
(1)	Mark Clouse has served as the Principal Executive Officer (“PEO”) for the entirety of fiscal 2024, 2023, 2022 and 2021, and the other NEO’s for the applicable years were as follows:
●	2024: Carrie L. Anderson, Mick J. Beekhuizen, Diane Johnson May and Daniel L. Poland
●	2023: Carrie L. Anderson, Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Daniel L. Poland
●	2022: Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Valerie J. Oswalt
●	2021: Mick J. Beekhuizen, Adam G. Ciongoli, Christopher D. Foley and Valerie J. Oswalt

Peer Group Issuers, Footnote [Text Block]
(4)	Amounts included for each year reflect what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on the last day of fiscal 2020. Peer Group TSR is calculated based upon the Company’s peer group (S&P 500 Packaged Foods Group) as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended July 28, 2024.

PEO Total Compensation Amount	$ 12,260,000	$ 11,699,822	$ 10,277,065	$ 9,903,652
PEO Actually Paid Compensation Amount	$ 17,409,744	11,089,637	13,004,241	3,614,369
Adjustment To PEO Compensation, Footnote

Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (a) (b)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (a) (b)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (a)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (a)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
Mark A. Clouse
2024	$12,260,000	$0	$0	$8,427,265	$10,800,954	$3,299,847	$0	$113,480	$637,272	$17,409,744
Other NEOs (Average)
2024	$4,087,288	$0	$0	$2,558,467	$3,139,328	$613,884	$0	$(18,491)	$57,936	$5,205,606
(a)	includes the value of any dividend equivalents accrued on restricted share unit awards in the applicable year(s) prior to the vesting date that are not otherwise reflected in the fair value of such award.
(b)	For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards. See Note 17 to the Consolidated Financial Statements in our 2024 Form 10-K for a discussion of the relevant assumptions used in calculating these amounts.

Non-PEO NEO Average Total Compensation Amount	$ 4,087,288	3,771,274	3,965,231	3,373,833
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,205,606	3,573,919	4,788,630	2,075,080
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (a) (b)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (a) (b)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (a)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (a)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
Mark A. Clouse
2024	$12,260,000	$0	$0	$8,427,265	$10,800,954	$3,299,847	$0	$113,480	$637,272	$17,409,744
Other NEOs (Average)
2024	$4,087,288	$0	$0	$2,558,467	$3,139,328	$613,884	$0	$(18,491)	$57,936	$5,205,606
(a)	includes the value of any dividend equivalents accrued on restricted share unit awards in the applicable year(s) prior to the vesting date that are not otherwise reflected in the fair value of such award.
(b)	For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards. See Note 17 to the Consolidated Financial Statements in our 2024 Form 10-K for a discussion of the relevant assumptions used in calculating these amounts.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Net Sales
Tabular List [Table Text Block]

Financial Performance Measures

The following is a list of the performance measures that, in the Company’s assessment, represent the most important performance measures used by the Company to link compensation actually paid to our NEOs in fiscal 2024 to Company performance. The performance measures are not ranked by relative importance. Please see the Compensation Discussion and Analysis section beginning on page 43 for further information regarding how each of these measures is used in the Company’s executive compensation program.

●	Adjusted EBIT
●	Adjusted EPS
●	Free Cash Flow
●	Net Sales
●	Stock Price

Total Shareholder Return Amount	$ 107	102	106	91
Peer Group Total Shareholder Return Amount	114	127	121	107
Net Income (Loss) Attributable to Parent	$ 567,000,000	$ 858,000,000	$ 757,000,000	$ 1,002,000,000
Company Selected Measure Amount	9,636,000,000	9,357,000,000	8,562,000,000	8,476,000,000
PEO Name	Mark Clouse	Mark Clouse	Mark Clouse	Mark Clouse
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Minus Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)
Minus Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Plus Service Costs Under Defined Benefit And Actuarial Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Plus Service Costs Under Defined Benefit And Actuarial Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,427,265)
Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,558,467)
Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year A B [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,800,954
Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year A B [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,139,328
Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years A B [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,299,847
Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years A B [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	613,884
Plus Fair Value Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year A [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Plus Fair Value Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year A [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year A [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	113,480
Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year A [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,491)
Minus Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(637,272)
Minus Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (57,936)